Stockholders' Equity/ (Deficit) (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($)										1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 08, 2020	Apr. 23, 2020	Apr. 02, 2020	Apr. 02, 2020	Mar. 30, 2020	Mar. 20, 2020	Mar. 19, 2020	Feb. 20, 2020	Jan. 02, 2020	Mar. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2020	Apr. 28, 2020
Number of shares issued during period, new issues											$ 20,000,000		$ 2,297,000	$ 717,000	$ 422,000	$ 1,778,000
Shares issued during period for services, value														101,000
Term of granted options																	7 years 3 months 19 days
Weighted average excerise price per share																	$ 8.79
Expected dividend yield											0.00%						0.00%
Unrecognized stock-based compensation expense											$ 50,600,000						$ 50,600,000
Fair value of warrants														(831,000)			(3,000)	$ (4,432,000)
Number of warrants issued		55,172	142,118	142,118																	217,357
Convertible note, value		$ 400,000	$ 1,100,000,000														$ 259,000
Warrants exercise price per share		$ 9.00	$ 7.74	$ 7.74																	$ 3.06
Warrant term		3 years	5 years	5 years
2014 Equity Incentive Stock Plan [Member]
Options granted																	16,667
Term of granted options																	10 years
Number of stock options issued and outstanding																	8,051,098
Stock option, exercise price																	$ 1.32
2020 Equity Incentive Stock Plan [Member]
Options granted	19,000,000			12,116,646
Joint Business Development Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period for services, shares									200,000
Shares issued during period for services, value									$ 1,800,000
Digital Likeness Development Agreement [Member]
Shares issued during period for services, shares													62,500
Shares issued during period for services, value													$ 600,000
Mayweather Agreement [Member]
Options granted													280,000
Term of granted options													5 years
Stock option, exercise price													$ 7.20
Fair value of stock options granted													$ 1,031,000
Stock option expiration date													Dec. 21, 2024
Note Purchase Agreement [Member]
Number of shares issued during period, new issues							$ 7,500,000
Number of common stock issued, shares							900,000
Shares issued price per share												$ 8.35										$ 10.00
Convertible note, value																	$ 1,700,000
Common Stock [Member]
Number of shares issued during period, new issues
Number of common stock issued, shares											2,162,163		795,593	217,271	386,792	378,098
Shares issued during period for services, shares														15,009
Shares issued during period for services, value
Options granted											15,000	343,789	1,040,000
Options [Member]
Options granted																	280,000
Stock option, exercise price																	$ 1.43
Fair value of stock options granted																	$ 62,800,000	$ 300,000
Options [Member] | 2020 Equity Incentive Stock Plan [Member]
Options granted											1,394,860						7,141,899
FB Loan Warrant[Member] | Note Purchase Agreement [Member]
Warrant to purchase common stock shares							3,269,231
Fair value of warrants							$ 15,600,000
Private Placement [Member] | Investors [Member]
Number of shares issued during period, new issues												$ 500,000	$ 2,300,000
Number of common stock issued, shares												170,391	795,593
Series A Preferred Stock [Member]
Preferred stock, shares authorized						5,000,000
Preferred stock, par value						$ 0.0001
Series B Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock, par value						$ 0.0001
Series C Preferred Stock [Member]
Preferred stock, shares authorized						41,000,000
Preferred stock, par value						$ 0.0001
Series X Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock, par value						$ 0.0001
Series AA Convertible Preferred Stock [Member]
Preferred stock, shares authorized						35,800,000
Preferred stock, par value											$ 0.0001						$ 0.0001
Preferred stock voting rights						Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.											Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with the sale of such shares on an arms length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act.
FaceBank Group, Inc Pre-Merger [Member]
Term of granted options													8 years 1 month 6 days
Weighted average excerise price per share													$ 7.20
Unrecognized stock-based compensation expense
Fair value of warrants													$ 15,000			$ (2,477,000)			$ (4,504,000)	$ 91,000
Number of warrants issued					142,118														48,904,037	48,904,037
Convertible note, value					$ 1,100,000,000														$ 50,000	$ 18,000
Warrants exercise price per share					$ 7.74								$ 5.00						$ 0.75	$ 0.75
Warrant term					5 years
FaceBank Group, Inc Pre-Merger [Member] | 2014 Equity Incentive Stock Plan [Member]
Options granted													166,667
Term of granted options													10 years
Number of stock options issued and outstanding													8,051,098
Weighted average excerise price per share													$ 1.32
FaceBank Group, Inc Pre-Merger [Member] | 2020 Equity Incentive Stock Plan [Member]
Options granted				12,116,646
FaceBank Group, Inc Pre-Merger [Member] | Consulting Services [Member]
Shares issued during period for services, shares													275,000
Shares issued during period for services, value													$ 2,300,000
FaceBank Group, Inc Pre-Merger [Member] | Consulting Services One [Member]
Shares issued during period for services, shares													2,500
Shares issued during period for services, value													$ 26,000
FaceBank Group, Inc Pre-Merger [Member] | Issuance of Common Stock in Connection with Convertible Notes [Member]
Number of shares issued during period, new issues													$ 100,000
Number of common stock issued, shares													7,500
FaceBank Group, Inc Pre-Merger [Member] | Joint Business Development Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period for services, shares									200,000
Shares issued during period for services, value									$ 1,800,000
FaceBank Group, Inc Pre-Merger [Member] | Digital Likeness Development Agreement [Member]
Shares issued during period for services, shares													62,500
Shares issued during period for services, value													$ 600,000
FaceBank Group, Inc Pre-Merger [Member] | Mayweather Agreement [Member]
Options granted													280,000
Term of granted options													5 years
Stock option, exercise price													$ 7.20
Fair value of stock options granted													$ 1,031,000
Stock option expiration date													Dec. 21, 2024
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member]
Number of shares issued during period, new issues							$ 7,500,000
Number of common stock issued, shares							900,000
Shares issued price per share							$ 8.35						$ 8.35
Convertible note, value													$ 200,000
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member]
Number of shares issued during period, new issues
Number of common stock issued, shares													795,593			378,098			1,028,497	623,578
Shares issued during period for services, shares													200,000						35,009	407,943
Shares issued during period for services, value													$ 1,600,000
Options granted													1,040,000
FaceBank Group, Inc Pre-Merger [Member] | Options [Member]
Options granted													280,000
Term of granted options													10 years
Expected dividend yield													0.00%
FaceBank Group, Inc Pre-Merger [Member] | FB Loan Warrant[Member] | Note Purchase Agreement [Member]
Warrant to purchase common stock shares							3,269,231
Fair value of warrants							$ 15,600,000
FaceBank Group, Inc Pre-Merger [Member] | Pulse Evolution Corporation [Member] | Common Stock [Member]
Number of shares issued during period, new issues													$ 1,552,070,000						$ 2,503,333,000
Common stock issued in exchange for subsidiary shares													3,727,080						40,991,276
Reduction of noncontrolling interest													$ 1,100,000						$ 4,000,000
FaceBank Group, Inc Pre-Merger [Member] | Investors [Member]
Warrant to purchase common stock shares										200,000						200,000
Warrants exercise price per share										$ 11.31						$ 11.31
FaceBank Group, Inc Pre-Merger [Member] | Officer [Member] | Issuance of Common Stock for Employee Compensation [Member]
Number of shares issued during period, new issues								$ 2,700,000
Number of common stock issued, shares								300,000
Shares issued price per share								$ 9.00
FaceBank Group, Inc Pre-Merger [Member] | Private Placement [Member]
Number of common stock issued, shares										93,910
Shares issued price per share										$ 11.28						$ 11.28
FaceBank Group, Inc Pre-Merger [Member] | Private Placement [Member] | Investors [Member]
Number of shares issued during period, new issues													$ 2,300,000
Number of common stock issued, shares													795,593
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock, shares authorized						5,000,000													5,000,000	5,000,000
Preferred stock, par value						$ 0.0001													$ 0.0001	$ 0.0001
Preferred stock voting rights																			Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.
FaceBank Group, Inc Pre-Merger [Member] | Series B Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock, par value						$ 0.0001
FaceBank Group, Inc Pre-Merger [Member] | Series C Preferred Stock [Member]
Preferred stock, shares authorized						41,000,000
Preferred stock, par value						$ 0.0001
FaceBank Group, Inc Pre-Merger [Member] | Series X Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock, par value						$ 0.0001
FaceBank Group, Inc Pre-Merger [Member] | Series AA Convertible Preferred Stock [Member]
Preferred stock, shares authorized						35,800,000
Preferred stock, par value													$ 0.0001
Preferred stock voting rights						Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.							Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of our common stock, only in connection with a bona fide transfer to a third party.